Disposals and impairment - Summary of financial information relating to the sale of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	$ 179,394	$ 176,148
Current assets	102,834	104,146
Non-current liabilities	(121,669)	(108,723)
Current liabilities	(82,241)	(86,078)
Net assets	78,318	85,493
Recycling of foreign exchange on disposal	(541)	(74)	$ (160)
Total consideration	(978)	(1,282)
Proceeds from the sale of businesses, net of cash disposed	2,578	1,193	1,841
Discontinued operations [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	1,775	1,145	3,681
Current assets	1,985	557	2,972
Non-current liabilities	(548)	(60)	(1,869)
Current liabilities	(424)	(454)	(1,074)
Net assets	2,788	1,188	3,710
Recycling of foreign exchange on disposal	943	0	(26)
Costs on disposal	123	57	488
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	3,854	1,245	4,172
Gains (losses) on sale of businesses	(888)	158	6,219
Total consideration	2,966	1,403	10,391
Non-cash consideration	(1,003)	(51)	(8,999)
Consideration received (receivable)	615	(159)	449
Proceeds from the sale of businesses, net of cash disposed	2,578	1,193	1,841
Cash and cash equivalents disposed of	$ 500	$ 33	$ 318